UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-05549

REYNOLDS FUNDS, INC.
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Frederick L. Reynolds
Reynolds Capital Management, LLC
3565 South Las Vegas Blvd. #403
Las Vegas, NV 89109
 (Name and address of agent for service)

1-415-265-7167
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2016

Item 1. Schedule of Investments.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS - 92.2% (a)
COMMON STOCKS - 92.2% (a)
	Aerospace & Defense - 1.5%
4,600	The Boeing Company	$716,128
300	General Dynamics Corporation	51,798
300	Honeywell International, Inc.	34,755
500	L3 Technologies, Inc.	76,055
500	Northrop Grumman Corporation	116,290
600	United Technologies Corporation	65,772
		1,060,798
	Air Freight & Logistics - 1.6%
800	C.H. Robinson Worldwide, Inc.	58,608
4,100	FedEx Corporation	763,420
2,800	United Parcel Service, Inc., Class B	320,992
		1,143,020
	Airlines - 4.0%
3,100	Alaska Air Group, Inc.	275,063
1,300	Allegiant Travel Company	216,320
6,500	American Airlines Group, Inc.	303,485
6,400	Delta Air Lines, Inc.	314,816
2,000	Hawaiian Holdings, Inc.*	114,000
14,000	JetBlue Airways Corporation*	313,880
1,200	SkyWest, Inc.	43,740
13,100	Southwest Airlines Company	652,904
6,300	Spirit Airlines, Inc.*	364,518
3,600	United Continental Holdings, Inc.*	262,368
		2,861,094
	Automobiles - 1.0%
900	Honda Motor Company, Ltd. - SP-ADR	26,271
3,300	Tesla Motors, Inc.*	705,177
		731,448
	Banks - 2.5%
9,800	Bank of America Corporation	216,580
1,200	Bank of Hawaii Corporation	106,428
900	Bank of the Ozarks, Inc.	47,331
1,400	Citigroup, Inc.	83,202
9,010	Fifth Third Bancorp	243,000
900	First Hawaiian, Inc.	31,338
6,300	Huntington Bancshares, Inc.	83,286
1,000	JPMorgan Chase & Company	86,290
9,800	KeyCorp	179,046
2,700	Regions Financial Corporation	38,772
200	Signature Bank*	30,040
1,600	SunTrust Banks, Inc.	87,760
300	SVB Financial Group*	51,498
2,800	U.S. Bancorp	143,836
2,300	Webster Financial Corporation	124,844
2,700	Wells Fargo & Company	148,797
2,100	Zions Bancorporation	90,384
		1,792,432
	Beverages - 1.5%
900	Anheuser-Busch InBev SA/NV - SP-ADR	94,896
2,200	The Coca-Cola Company	91,212
1,000	Diageo plc - SP-ADR	103,940
800	Molson Coors Brewing Company, Class B	77,848
1,400	Monster Beverage Corporation*	62,076
6,400	PepsiCo, Inc.	669,632
		1,099,604
	Biotechnology - 1.6%
1,200	AbbVie, Inc.	75,144
1,000	Alexion Pharmaceuticals, Inc.*	122,350
1,100	Amgen, Inc.	160,831
1,200	Biogen, Inc.*	340,296
400	BioMarin Pharmaceutical, Inc.*	33,136
600	Celgene Corporation*	69,450
800	Incyte Corporation*	80,216
800	Intercept Pharmaceuticals, Inc.*	86,920
500	Ligand Pharmaceuticals, Inc.*	50,805
800	United Therapeutics Corporation*	114,744
		1,133,892
	Building Products - 0.0%
500	Owens Corning	25,780

	Capital Markets - 4.1%
21,200	The Charles Schwab Corporation	836,764
9,700	E*TRADE Financial Corporation*	336,105
500	FactSet Research Systems, Inc.	81,715
2,800	The Goldman Sachs Group, Inc.	670,460
900	Interactive Brokers Group, Inc., Class A	32,859
2,100	Legg Mason, Inc.	62,811
400	Moody's Corporation	37,708
3,500	Morgan Stanley	147,875
800	Piper Jaffray Companies*	58,000
500	Raymond James Financial, Inc.	34,635
900	SEI Investments Company	44,424
1,700	State Street Corporation	132,124
2,300	T. Rowe Price Group, Inc.	173,098
7,000	TD Ameritrade Holding Corporation	305,200
		2,953,778
	Chemicals - 0.1%
200	International Flavors & Fragrances, Inc.	23,566
400	Monsanto Company	42,084
		65,650
	Commercial Services & Supplies - 0.6%
900	Cintas Corporation	104,004
600	Copart, Inc.*	33,246
600	Stericycle, Inc.*	46,224
3,900	Tetra Tech, Inc.	168,285
1,400	Waste Management, Inc.	99,274
		451,033
	Communications Equipment - 0.9%
3,000	Brocade Communications Systems, Inc.	37,470
6,800	Cisco Systems, Inc.	205,496
1,400	F5 Networks, Inc.*	202,608
3,700	Finisar Corporation*	111,999
500	Motorola Solutions, Inc.	41,445
300	Palo Alto Networks, Inc.*	37,515
		636,533
	Construction Materials - 0.0%
200	Vulcan Materials Company	25,030

	Consumer Finance - 0.2%
1,100	American Express Company	81,488
1,100	Synchrony Financial	39,897
		121,385
	Consumer Services - Diversified - 0.0%
800	Sotheby's*	31,888

	Containers & Packaging - 0.1%
1,700	International Paper Company	90,202

	Electrical Equipment - 0.3%
3,300	Emerson Electric Company	183,975

	Electronic Equipment, Instruments & Components - 0.8%
1,100	Amphenol Corporation, Class A	73,920
2,500	Corning, Inc.	60,675
4,800	TE Connectivity, Ltd.	332,544
1,400	Trimble, Inc.*	42,210
2,300	VeriFone Systems, Inc.*	40,779
		550,128
	Energy Equipment & Services - 0.5%
800	Baker Hughes, Inc.	51,976
500	Halliburton Company	27,045
3,300	Schlumberger, Ltd.	277,035
		356,056
	Financial Services - Diversified - 0.2%
700	Berkshire Hathaway, Inc., Class B*	114,086

	Food & Staples Retailing - 4.8%
13,700	Costco Wholesale Corporation	2,193,507
1,200	CVS Health Corporation	94,692
1,000	PriceSmart, Inc.	83,500
1,900	Sysco Corporation	105,203
1,600	Walgreens Boots Alliance, Inc.	132,416
8,400	Wal-Mart Stores, Inc.	580,608
9,600	Whole Foods Market, Inc.	295,296
		3,485,222
	Food Products - 0.9%
1,700	Campbell Soup Company	102,799
400	The JM Smucker Company	51,224
3,100	The Kraft Heinz Company	270,692
4,400	Mondelez International, Inc., Class A	195,052
		619,767
	Health Care Equipment & Supplies - 3.6%
12,700	Abbott Laboratories	487,807
300	ABIOMED, Inc.*	33,804
3,200	Align Technology, Inc.*	307,616
2,800	Baxter International, Inc.	124,152
200	Becton, Dickinson and Company	33,110
300	C.R. Bard, Inc.	67,398
1,600	Dentsply Sirona, Inc.	92,368
3,900	Edwards Lifesciences Corporation*	365,430
300	ICU Medical, Inc.*	44,205
1,600	IDEXX Laboratories, Inc.*	187,632
200	Intuitive Surgical, Inc.*	126,834
2,000	Medtronic plc	142,460
500	ResMed, Inc.	31,025
800	St. Jude Medical, Inc.	64,152
300	Teleflex, Inc.	48,345
5,000	Varian Medical Systems, Inc.*	448,900
		2,605,238
	Health Care Providers & Services - 0.9%
1,400	AMN Healthcare Services, Inc.*	53,830
700	Cardinal Health, Inc.	50,379
973	Centene Corporation*	54,984
600	HCA Holdings, Inc.*	44,412
3,400	Quest Diagnostics, Inc.	312,460
200	UnitedHealth Group, Inc.	32,008
700	WellCare Health Plans, Inc.*	95,956
		644,029
	Hotels, Restaurants & Leisure - 5.5%
800	Bob Evans Farms, Inc.	42,568
1,900	Brinker International, Inc.	94,107
700	Buffalo Wild Wings, Inc.*	108,080
1,900	Carnival Corporation	98,914
1,700	The Cheesecake Factory, Inc.	101,796
500	Chipotle Mexican Grill, Inc.*	188,660
800	Choice Hotels International, Inc.	44,840
300	Cracker Barrel Old Country Store, Inc.	50,094
1,500	Darden Restaurants, Inc.	109,080
500	DineEquity, Inc.	38,500
3,100	Domino's Pizza, Inc.	493,644
1,700	Dunkin' Brands Group, Inc.	89,148
5,900	Hilton Worldwide Holdings, Inc.	160,480
2,900	Hyatt Hotels Corporation, Class A*	160,254
4,200	International Game Technology plc	107,184
500	Jack in the Box, Inc.	55,820
5,480	Marriott International, Inc., Class A	453,086
1,100	McDonald's Corporation	133,892
1,800	Melco Crown Entertainment, Ltd. - ADR	28,620
6,400	MGM Resorts International*	184,512
500	Panera Bread Company, Class A*	102,545
3,200	Papa John's International, Inc.	273,856
12,600	Starbucks Corporation	699,552
1,300	Wynn Resorts, Ltd.	112,463
400	Yum! Brands, Inc.	25,332
		3,957,027
	Household Durables - 0.3%
900	iRobot Corporation*	52,605
1,200	Lennar Corporation, Class A	51,516
1,200	Live Ventures, Inc.*	28,824
600	SodaStream International, Ltd.*	23,682
300	Whirlpool Corporation	54,531
		211,158
	Household Products - 1.0%
2,000	Church & Dwight Company, Inc.	88,380
2,000	The Clorox Company	240,040
1,600	Colgate-Palmolive Company	104,704
3,400	The Procter & Gamble Company	285,872
		718,996
	Industrial Conglomerates - 0.3%
800	3M Company	142,856
500	Carlisle Companies, Inc.	55,145
1,400	General Electric Company	44,240
		242,241
	Insurance - 0.9%
2,000	The Allstate Corporation	148,240
800	American International Group, Inc.	52,248
400	Aon plc	44,612
600	Cincinnati Financial Corporation	45,450
900	MetLife, Inc.	48,501
900	Prudential Financial, Inc.	93,654
1,900	The Travelers Companies, Inc.	232,598
		665,303
	Internet & Direct Marketing Retail - 10.2%
6,900	Amazon.com, Inc.*	5,174,103
900	Ctrip.com International, Ltd. - ADR*	36,000
3,105	Expedia, Inc.	351,734
5,200	Netflix, Inc.*	643,760
700	The Priceline Group, Inc.*	1,026,242
1,700	TripAdvisor, Inc.*	78,829
		7,310,668
	Internet Software & Services - 10.4%
2,700	Akamai Technologies, Inc.*	180,036
9,400	Alibaba Group Holding, Ltd. - SP-ADR*	825,414
1,700	Alphabet, Inc., Class A*	1,347,165
4,450	Alphabet, Inc., Class C*	3,434,599
3,500	Baidu, Inc. - SP-ADR*	575,435
5,800	eBay, Inc.*	172,202
5,000	Facebook, Inc., Class A*	575,250
1,200	Twitter, Inc.*	19,560
9,300	Zillow Group, Inc., Class C*	339,171
		7,468,832
	IT Services - 3.2%
400	Accenture plc, Class A	46,852
200	Alliance Data Systems Corporation	45,700
800	Automatic Data Processing, Inc.	82,224
2,400	Cognizant Technology Solutions Corporation, Class A*	134,472
3,500	Computer Sciences Corporation	207,970
2,499	Fiserv, Inc.*	265,594
200	FleetCor Technologies, Inc.*	28,304
700	International Business Machines Corporation	116,193
4,500	MasterCard, Inc., Class A	464,625
1,700	Paychex, Inc.	103,496
900	PayPal Holdings, Inc.*	35,523
9,900	Visa, Inc., Class A	772,398
		2,303,351
	Leisure Products - 0.1%
500	Polaris Industries, Inc.	41,195

	Life Sciences Tools & Services - 0.2%
3,300	Agilent Technologies, Inc.	150,348

	Machinery - 0.7%
1,600	Caterpillar, Inc.	148,384
400	Cummins, Inc.	54,668
200	Deere & Company	20,608
300	The Middleby Corporation*	38,643
700	PACCAR, Inc.	44,730
500	Stanley Black & Decker, Inc.	57,345
1,800	The Toro Company	100,710
		465,088
	Media - 2.6%
1,400	CBS Corporation, Class B Non-Voting	89,068
200	Charter Communications, Inc., Class A*	57,584
8,400	Comcast Corporation, Class A	580,020
1,400	Discovery Communications, Inc., Class A*	38,374
1,696	Lions Gate Entertainment Corporation, Class B*	41,620
16,500	Sirius XM Holdings, Inc.	73,425
2,300	Time Warner, Inc.	222,019
1,200	Viacom, Inc., Class B	42,120
7,200	The Walt Disney Company	750,384
		1,894,614
	Metals & Mining - 0.2%
1,200	Newmont Mining Corporation	40,884
6,800	Teck Resources Ltd., Class B	136,204
		177,088
	Multiline Retail - 2.1%
1,700	Dillard's, Inc., Class A	106,573
1,400	Dollar General Corporation	103,698
1,400	Dollar Tree, Inc.*	108,052
2,000	Kohl's Corporation	98,760
7,700	Macy's, Inc.	275,737
14,200	Nordstrom, Inc.	680,606
2,400	Target Corporation	173,352
		1,546,778
	Multi-Utilities - 0.1%
700	Dominion Resources, Inc.	53,613

	Oil, Gas & Consumable Fuels - 0.5%
1,200	Anadarko Petroleum Corporation	83,676
800	Cheniere Energy, Inc.*	33,144
800	Chevron Corporation	94,160
800	ConocoPhillips	40,112
500	Exxon Mobil Corporation	45,130
1,000	Western Refining, Inc.	37,850
1,200	The Williams Companies, Inc.	37,368
		371,440
	Personal Products - 0.1%
4,000	Avon Products, Inc.*	20,160
1,000	Unilever plc - SP-ADR	40,700
		60,860
	Pharmaceuticals - 2.6%
2,300	Bristol-Myers Squibb Company	134,412
2,900	Eli Lilly and Company	213,295
300	Jazz Pharmaceuticals plc*	32,709
4,300	Johnson & Johnson	495,403
11,700	Merck & Company, Inc.	688,779
700	Novartis AG - SP-ADR	50,988
400	Perrigo Company plc	33,292
5,500	Pfizer, Inc.	178,640
300	Shire plc - ADR	51,114
		1,878,632
	Professional Services - 0.2%
700	Equifax, Inc.	82,761
1,000	Verisk Analytics, Inc., Class A*	81,170
		163,931
	REITs - 0.4%
300	American Tower Corporation	31,704
1,000	Digital Realty Trust, Inc.	98,260
200	Equinix, Inc.	71,482
500	Extra Space Storage, Inc.	38,620
1,200	Tanger Factory Outlet Centers, Inc.	42,936
		283,002
	Road & Rail - 0.4%
200	Canadian Pacific Railway, Ltd.	28,554
500	Norfolk Southern Corporation	54,035
1,900	Union Pacific Corporation	196,992
		279,581
	Semiconductors & Semiconductor Equipment - 5.1%
500	Acacia Communications, Inc.*	30,875
13,700	Advanced Micro Devices, Inc.*	155,358
1,400	Analog Devices, Inc.	101,668
4,000	Applied Materials, Inc.	129,080
700	Broadcom, Ltd.	123,739
1,200	Canadian Solar, Inc.*	14,616
2,700	Cypress Semiconductor Corporation	30,888
3,600	First Solar, Inc.*	115,524
5,100	Intel Corporation	184,977
1,700	KLA-Tencor Corporation	133,756
2,200	Kulicke and Soffa Industries, Inc.*	35,090
1,200	Lam Research Corporation	126,876
2,400	Linear Technology Corporation	149,640
700	Microchip Technology, Inc.	44,905
24,800	Micron Technology, Inc.*	543,616
7,700	NVIDIA Corporation	821,898
2,500	QUALCOMM, Inc.	163,000
3,500	Teradyne, Inc.	88,900
7,400	Texas Instruments, Inc.	539,978
1,700	Xilinx, Inc.	102,629
		3,637,013
	Software - 2.7%
1,000	Adobe Systems, Inc.*	102,950
900	Aspen Technology, Inc.*	49,212
4,100	Autodesk, Inc.*	303,441
1,600	Cadence Design Systems, Inc.*	40,352
1,000	Citrix Systems, Inc.*	89,310
900	CyberArk Software, Ltd.*	40,950
2,100	Intuit, Inc.	240,681
5,500	Microsoft Corporation	341,770
200	MicroStrategy, Inc., Class A*	39,480
1,500	Red Hat, Inc.*	104,550
1,000	Salesforce.com, Inc.*	68,460
1,700	Symantec Corporation	40,613
1,500	Synchronoss Technologies, Inc.*	57,450
2,600	Synopsys, Inc.*	153,036
300	The Ultimate Software Group, Inc.*	54,705
2,900	VMware, Inc., Class A*	228,317
		1,955,277
	Specialty Retail - 4.7%
600	AutoNation, Inc.*	29,190
1,300	AutoZone, Inc.*	1,026,727
900	Bed Bath & Beyond, Inc.	36,576
1,400	Best Buy Company, Inc.	59,738
1,300	CarMax, Inc.*	83,707
1,400	Foot Locker, Inc.	99,246
3,900	The Home Depot, Inc.	522,912
1,500	L Brands, Inc.	98,760
8,100	Lowe's Companies, Inc.	576,072
600	O'Reilly Automotive, Inc.*	167,046
4,800	Pier 1 Imports, Inc.	40,992
2,100	RH*	64,470
6,000	Ross Stores, Inc.	393,600
2,300	The TJX Companies, Inc.	172,799
600	Tractor Supply Company	45,486
		3,417,321
	Technology Hardware, Storage & Peripherals - 4.0%
21,700	Apple, Inc.	2,513,294
4,800	NetApp, Inc.	169,296
2,400	Seagate Technology plc	91,608
800	Stratasys, Ltd.*	13,232
1,400	Western Digital Corporation	95,130
		2,882,560
	Telecommunication Services - Diversified - 0.8%
8,600	AT&T Inc.	365,758
800	Level 3 Communications, Inc.*	45,088
3,600	Verizon Communications, Inc.	192,168
		603,014
	Textiles, Apparel & Luxury Goods - 0.4%
900	Michael Kors Holdings, Ltd.*	38,682
2,700	NIKE, Inc., Class B	137,241
800	PVH Corporation	72,192
800	Skechers U.S.A., Inc., Class A*	19,664
1,409	Under Armour, Inc., Class C*	35,465
		303,244
	Tobacco - 0.1%
700	Altria Group, Inc.	47,334

	Trading Companies & Distributors - 0.5%
6,000	Fastenal Company	281,880
900	United Rentals, Inc.*	95,022
		376,902
	Wireless Telecommunication Services - 0.2%
900	China Mobile, Ltd. - SP-ADR	47,187
6,000	Sprint Corporation*	50,520
2,100	Vodafone Group plc - SP-ADR	51,303
		149,010
	TOTAL COMMON STOCKS (cost $54,032,981)	66,397,489

SHORT-TERM INVESTMENTS - 1.8% (a)
	MONEY MARKET FUNDS - 1.8%
1,260,337	Fidelity Institutional Government Portfolio, Institutional Share Class, 0.390%^	1,260,337
	TOTAL MONEY MARKET FUNDS
	(cost $1,260,337)	1,260,337
	TOTAL INVESTMENTS - 94.0%
	(cost $55,293,318)	67,657,826
	Cash and receivables, less liabilities - 6.0% (a)	4,306,988
	TOTAL NET ASSETS - 100.0%	$71,964,814

*	Non-income producing security.
^	Rate shown is the 7-day effective yield as of December 31, 2016.
(a)	Percentages for the various classifications relate to net assets.
ADR -	Unsponsored American Depositary Receipt
plc -	Public Limited Company
SA/NV	Public Limited Company
SP-ADR -	Sponsored American Depositary Receipt

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC. For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:

Cost of investments	$55,293,318
Gross unrealized appreciation	13,117,326
Gross unrealized depreciation	(752,818)
Net unrealized appreciation	$12,364,508

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report

Summary of Fair Value Exposure

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded (other than The NASDAQ OMX Group, Inc., referred to as “NASDAQ”), or if no sale is reported, the latest bid price. Securities which are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market, are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price. Short-term investments with maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer. Money market funds are valued at their net asset value per share.  Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. The fair value of a security is the amount which the Fund might receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange.

Under accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2016, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 - Common Stock	$66,397,489
Money Market Funds	1,260,337
Total Level 1	67,657,826

Level 2 - None	-
Level 3 - None	-
Total	$67,657,826

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. For the period ended December 30, 2016, there were no transfers between levels. The Fund did not invest in any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Reynolds Funds, Inc.

By (Signature and Title)      /s/Frederick L. Reynolds
Frederick L. Reynolds, President and Treasurer

Date    February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Frederick L. Reynolds
Frederick L. Reynolds, President and Treasurer

Date    February 24, 2017

* Print the name and title of each signing officer under his or her signature.